Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Non-current Assets
Rental and industry customer deposits	¥ 100,443	$ 14,563	¥ 108,783
Prepayments	33,802	4,901	42,432
Long-term investments	6,055	878	6,105
Total other non-current assets	140,300	$ 20,342	157,320
Financing receivable, evaluated recorded allowance	¥ 0		¥ 0